Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000745463
Eaton Vance Build America Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ev_SupplementTextBlock

EATON VANCE BUILD AMERICA BOND FUND
Supplement to Summary Prospectus dated February 1, 2015

The following changes are effective on or about May 1, 2015:

1.

The name of Eaton Vance Build America Bond Fund is changed to Eaton Vance Core Plus Bond Fund.

2.

The following replaces “Investment Objectives”:

Investment Objective

The Fund's investment objective is total return.

3.

The following replaces “Principal Investment Strategies”:

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other fixed and floating-rate income instruments (the “80% Policy”). Bonds and other fixed and floating-rate income instruments include corporate bonds and other fixed income securities, senior and junior loans, U.S. government securities, commercial paper, mortgage-related securities (including commercial mortgage-backed securities, mortgage dollar rolls, stripped mortgage-related securities and collateralized mortgage obligations) and other asset-backed securities (including collateralized debt obligations), zero-coupon securities, when-issued securities, repurchase agreements, foreign debt securities (including those located in emerging market countries), sovereign debt (including debt issued by emerging market countries), obligations of supranational entities, municipal securities, structured notes, private placements, preferred securities and convertible securities.  The Fund may invest up to 35% of its net assets in non-U.S. dollar denominated income instruments of foreign issuers, including those located in emerging market countries.  The Fund seeks to maintain an average effective duration of +/- 2 years relative to the Barclays U.S. Aggregate Bond Index.  While the average effective duration for the Barclays U.S. Aggregate Bond Index fluctuates, as of December 31, 2014, the average effective duration was approximately 5.5 years.

The Fund may invest up to 35% of its net assets in bonds and other fixed and floating-rate income instruments rated below investment grade (i.e., rated lower than BBB by Standard & Poor's Ratings Services (“S&P”) or lower than Baa by Moody's Investors Service, Inc. (“Moody's”) or by Fitch Ratings (“Fitch”)) and in unrated instruments determined by the investment adviser to be of below investment grade quality (“junk bonds”) (the “35% Policy”). For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used. Total return is defined as income plus capital appreciation. The Fund may invest in income instruments of any maturity.

The Fund may engage in derivatives transactions, including futures contracts and options thereon, forward foreign currency exchange contracts, and interest rate swaps and credit default swaps. The Fund expects to use derivatives to seek to hedge against fluctuations in currency exchange rates, interest rates, and credit risk.  The market value of derivatives that have characteristics similar to bonds or other fixed and floating-rate income instruments will be included with bonds and other fixed and floating-rate income instruments for purposes of the Fund's 80% Policy and 35% Policy.  There is no stated limit on the Fund's use of derivatives.

In managing the Fund, the investment adviser combines a top-down, macroeconomic analysis for sector allocation and yield curve positioning with a bottom-up security selection process. Macroeconomic factors considered may include, among others, the pace of economic growth, unemployment rates, interest rates, inflation, monetary and fiscal policy, and general trends in global economies and currencies.  In combination with the top-down macroeconomic approach, the investment adviser employs a bottom-up process of fundamental securities analysis to select the specific securities for investment.  This bottom-up, research-driven and value-oriented approach emphasizes the financial strength of issuers, current valuations and the interest rate sensitivity of investments, among other factors.  In selecting securities, the investment adviser generally seeks issuers with attractive valuations. The investment adviser also considers how purchasing or selling an investment would impact the overall portfolio's risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

4.

The fifth, sixth and tenth paragraphs under “Principal Risks” are deleted.

5.

The following are added to “Principal Risks”:

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. As a result, Fund share values may be more volatile than if the Fund invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depository receipts are subject to many of the risks associated with investing directly in foreign securities including political and economic risks.

Risk of Senior and Junior Loans. Risks of investments in senior loans are similar to the risks of lower rated securities, although interest rate risk may be reduced because senior loan rates generally are adjusted for changes in short-term interest rates. Junior loans are subject to the same general risks. Due to their lower place in the borrower's capital structure and possible unsecured status, junior loans may involve a higher degree of overall risk than senior loans of the same borrower.

Commercial Mortgage-Backed Securities Risk. Commercial mortgage-backed securities (“CMBS”) are subject to credit, interest rate, prepayment and extension risk. CMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgage. CMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. CMBS react differently to changes in interest rates than other bonds and the prices of CMBS may reflect adverse economic and market conditions. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of CMBS.

Convertible and Preferred Securities Risk. Convertible and preferred securities are subject to the usual risks associated with income securities, such as interest rate risk and credit risk. Convertible securities may also react to changes in the value of the common stock into which they convert, and are thus subject to equity market risk. A convertible security may be converted at an inopportune time, which may decrease the Fund's return.

Risks of Repurchase Agreements. In the event of the insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Fund may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

6.

The following replaces “Portfolio Managers” under “Management”:

Portfolio Managers. The Fund is managed by a team comprised of:

Kathleen C. Gaffney, Vice President of BMR, has co-managed the Fund since May 2015;

Thomas H. Luster, Vice President of BMR, has co-managed the Fund since May 2015;

Bernard Scozzafava, Vice President of BMR, has co-managed the Fund since May 2015; and

Matthew Buckley, Vice President of BMR, has co-managed the Fund since May 2015.

March 11, 2015	17914 3.11.15